Loans and Financial Liabilities - Summary of Secured Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Gross Secured Notes	$ 1,025,000	$ 1,025,000
Less: Secured Notes fees and discounts	(7,499)	(9,343)
Total Secured Notes	1,017,501	1,015,657
Viking Star, Viking Sea and Viking Sky
Disclosure of detailed information about borrowings [line items]
Gross Secured Notes	675,000	675,000
Viking Venus
Disclosure of detailed information about borrowings [line items]
Gross Secured Notes	$ 350,000	$ 350,000